Fixed Assets, Net	12 Months Ended
Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Fixed Assets, Net

NOTE 3 – FIXED ASSETS, NET

As of September 30, 2018, and 2017, fixed assets consisted of the following:

	September 30,
	2018	2017
Equipment and furniture	$11,042	$3,355
Leasehold improvements	10,542	10,541
Software	9,538	2,798
	31,122	16,694
Accumulated depreciation	(11,072)	(5,524)
Fixed assets, net	$20,050	$11,170

Depreciation expense for the years ended September 30, 2018 and 2017 was $5,548 and $5,524, respectively.